COMMITMENTS AND CONTINGENCIES (Details Narrative) - On March 1, 2017 [Member]	6 Months Ended
Apr. 30, 2017 USD ($)
Monthly lease payments	$ 7,000
Operating lease expiration date	Mar. 31, 2020